Schedule of contract assets (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance	$ 4,657,799	$ 4,189,989
Rights of consideration for service rendered but not billed	2,231,155	467,810
Balance	$ 6,888,954	$ 4,657,799